Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Provision for Product Warranties

The changes in provisions for those product warranties for each of the years in the two-year period ended March 31, 2012 are as follow:

	Yen (millions)
	2011	2012
Balance at beginning of year	¥226,038	¥213,943
Warranty claims paid during the period	(82,080)	(82,547)
Liabilities accrued for warranties issued during the period	84,920	60,004
Changes in liabilities for pre-existing warranties during the period	(3,550)	(17,697)
Foreign currency translation	(11,385)	(3,141)

Balance at end of year	¥213,943	¥170,562